Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Sales		$ 78,760
General and administration	$ 22,373,798	27,873,140	$ 10,087,610
Research and development	18,962,080	10,870,421	10,602,851
Loss before other income (expenses)	(41,335,878)	(38,664,801)	(20,690,461)
Interest income	1,237,632	106,001	76,583
Gain (loss) on foreign exchange	2,761,935	1,892,023	(34,455)
Change in derivative liability	6,241,221	4,916,304
Other income	164,443	112,229	7,398
Net loss and comprehensive loss for the year	$ (30,930,647)	$ (31,638,244)	$ (20,640,935)
Basic net loss per share (in CAD per share)	$ (0.49)	$ (0.73)	$ (0.69)
Diluted net loss per share (in CAD per share)	$ (0.49)	$ (0.73)	$ (0.69)
Weighted average number of common shares outstanding, basic	62,505,982	43,222,819	29,857,136
Weighted average number of common shares outstanding, diluted	62,505,982	43,222,819	29,857,136